Pensions and Other Post-employment Benefits - Actuarial Assumptions and Sensitivity Analysis (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DB Pension Plans
Disclosure of defined benefit plans [line items]
Rate of compensation expense		3.50%
Minimum | DB Pension Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.40%	3.40%
Minimum | OPEB Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.40%	3.40%
Maximum | DB Pension Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.60%	3.50%
Maximum | OPEB Plans
Disclosure of defined benefit plans [line items]
Discount rate for benefit expense and obligation	3.70%	3.90%
Discount rate | DB Pension Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	$ (9)
Impact on defined benefit obligation, decrease in assumption	$ 11
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Discount rate | OPEB Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	$ (33)
Impact on defined benefit obligation, decrease in assumption	$ 43
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Health care cost trend rate | DB Pension Plans
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)
Health care cost trend rate | OPEB Plans
Disclosure of defined benefit plans [line items]
Impact on defined benefit obligation, increase in assumption	$ 32
Impact on defined benefit obligation, decrease in assumption	$ (25)
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	(1.00%)